Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Shareholders' Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income [Member]	Deficit [Member]
Balance at Dec. 31, 2020	$ 1,406,640	$ 2,285,738	$ 72,915	$ 137,581	$ (1,089,594)
Net loss	(177,386)				(177,386)
Other comprehensive income	(2,801)			(2,801)
Share-based payment reclassification	(4,757)		(4,757)
Share repurchase	(4,294)	(4,294)
Share-based compensation expense	8,153		8,153
Balance at Dec. 31, 2021	1,225,555	2,281,444	76,311	134,780	(1,266,980)
Net loss	(34,293)				(34,293)
Other comprehensive income	24,934			24,934
Share-based payment reclassification	13,864	14,083	(219)
Share repurchase	(10,010)	(10,010)
Share options exercised	9,833	14,016	(4,183)
Share-based compensation expense	646		646
Balance at Dec. 31, 2022	$ 1,230,529	$ 2,299,533	$ 72,555	$ 159,714	$ (1,301,273)